Condensed Consolidated Statements of Operations And Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 13,220,371	$ 10,142,024	$ 47,968,742	$ 36,499,644
Cost of sales	7,725,031	5,477,339	27,334,883	20,786,255
Gross profit	5,495,340	4,664,685	20,633,859	15,713,389
COSTS AND OPERATING EXPENSES:
Selling expenses	3,312,809	3,169,843	12,397,320	10,533,039
General and administrative expenses	2,707,125	2,878,662	10,194,037	7,527,952
Research and development expenses	397,640	296,948	1,440,692	1,296,969
Total costs and operating expenses	6,417,573	6,345,453	24,032,048	19,357,960
LOSS FROM OPERATIONS	(922,233)	(1,680,768)	(3,398,189)	(3,644,571)
OTHER INCOME
Interest (expense) income, net	(211,121)	(168,349)	(845,401)	(543,328)
Foreign exchange (loss) gain	657,962	(366,265)	(852,183)	197,165
Other income	99,726	928,563	362,098	1,124,323
Gain(loss) on long-term investments		87,482		87,482
Unrealized loss on change in fair value of OET derivative liability			(1,884,824)
Total other income(loss), net	546,568	481,431	(3,220,309)	865,642
PROFIT (LOSS) BEFORE INCOME TAX EXPENSES	(375,665)	(1,199,337)	(6,618,498)	(2,778,929)
INCOME TAX EXPENSES	244,887	355,564	545,056	456,246
NET (LOSS) INCOME	(620,552)	(1,554,901)	(7,163,554)	(3,235,175)
Less: net loss attributable to non-controlling interests	(4,095)		(47,279)
Net income (loss) attributable to the Company’s shareholders	(616,457)	(1,554,901)	(7,116,275)	(3,235,175)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(668,912)	(638,274)	1,249,567	(1,260,555)
Remeasurement of defined benefit obligations		1,591		1,591
TOTAL COMPREHENSIVE LOSS	(1,289,464)	(2,191,584)	(5,913,987)	(4,494,139)
Less: total comprehensive loss attributable to non-controlling interests	(8,510)		(39,032)
Comprehensive loss attributable to the Company’s shareholders	$ (1,280,954)	$ (2,191,584)	$ (5,874,955)	$ (4,494,139)
Weighted average number of shares outstanding, basic (in Shares)	44,766,003	37,749,381	44,766,003	37,749,381
Weighted average number of shares outstanding, diluted (in Shares)	44,766,003	37,749,381	44,766,003	37,749,381
Earnings loss per share, basic (in Dollars per share)	$ (0.01)	$ (0.04)	$ (0.16)	$ (0.09)
Earnings loss per share, diluted (in Dollars per share)	$ (0.01)	$ (0.04)	$ (0.16)	$ (0.09)